Related Party Transactions (Details) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 24, 2017	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 26, 2018	Jun. 21, 2017	Mar. 08, 2016
Related Party Transaction [Line Items]
Deferred revenue recognized		$ 2,445,000	$ 2,737,000	$ 8,100,000
Advisory agreement, amount due upon approval								$ 5,000,000
Advisory agreement, initial term	10 years
ERFP Commitments:
ERFP Commitments		33,900,000	0	0
Initial ERFP Commitment		50,000,000		50,000,000
ERFP Commitments		78,900,000		33,900,000	$ 0
Unfunded ERFP Commitments		29,800,000
Amount invested		2,176,000	0
Rental expense			342,000	2,100,000	307,000
Officer of J&S
ERFP Commitments:
Operating lease amount per year		307,000		300,000
Rental expense		$ 84,000	84,000	$ 335,000	$ 50,000
Pure Wellness
ERFP Commitments:
Noncontrolling interests in consolidated entities		30.00%		30.00%	30.00%
Ashford LLC
ERFP Commitments:
Noncontrolling interests in consolidated entities		0.00%		0.00%	0.00%
J&S
ERFP Commitments:
Noncontrolling interests in consolidated entities		0.00%		0.00%	0.00%
OpenKey
ERFP Commitments:
Noncontrolling interests in consolidated entities		25.26%		24.74%	16.51%				100.00%
OpenKey | Ashford Trust
ERFP Commitments:
Noncontrolling interests in consolidated entities		16.64%		16.30%	16.23%
Amount invested		$ 299,000	667,000	$ 667,000	$ 983,000	$ 2,300,000
OpenKey | Braemar
ERFP Commitments:
Noncontrolling interests in consolidated entities		8.40%		8.21%	0.00%
Amount invested		$ 156,000	2,000,000	$ 2,000,000	$ 0	0
RED
ERFP Commitments:
Noncontrolling interests in consolidated entities		20.00%		20.00%	0.00%
Ashford Trust OP
Related Party Transaction [Line Items]
Gross asset value multiplier		0.70%		0.70%
Advisory services, quarterly base fee		0.70%		0.70%
Revenue		$ 22,174,000	18,630,000	$ 86,589,000	$ 59,654,000	50,996,000
Cost of revenues for audio visual		1,684,000	354,000	3,444,000	90,000	0
Due from related parties		4,416,000		5,293,000	13,346,000
Ashford Trust OP | Corporate and Other
Related Party Transaction [Line Items]
Revenue		1,518,000	908,000	1,871,000	920,000	0
Ashford Trust OP | REIT Advisory
Related Party Transaction [Line Items]
Revenue		15,689,000	17,698,000	77,437,000	58,657,000	50,992,000
Ashford Trust OP | OpenKey
Related Party Transaction [Line Items]
Revenue		$ 28,000	24,000	$ 97,000	77,000	4,000
Braemar
Related Party Transaction [Line Items]
Advisory services, quarterly base fee		0.70%		0.70%
ERFP Commitments:
ERFP Commitments		$ 0	0	$ 0
Initial ERFP Commitment		50,000,000		0
ERFP Commitments		50,000,000		0	0
Ashford Trust
ERFP Commitments:
ERFP Commitments		33,900,000	0	0
Initial ERFP Commitment		0		50,000,000
ERFP Commitments		28,900,000		$ 33,900,000	0
Unfunded ERFP Commitments		19,500,000
Braemar OP
Related Party Transaction [Line Items]
Gross asset value multiplier				0.70%
Revenue		8,218,000	5,534,000	$ 24,856,000	11,372,000	16,571,000
Cost of revenues for audio visual		86,000	0
Due from related parties		2,031,000		1,996,000	1,738,000
ERFP Commitments:
Unfunded ERFP Commitments		10,300,000
Braemar OP | Corporate and Other
Related Party Transaction [Line Items]
Revenue		524,000	206,000	828,000	25,000	0
Braemar OP | REIT Advisory
Related Party Transaction [Line Items]
Revenue		4,927,000	5,323,000	20,506,000	11,331,000	16,571,000
Braemar OP | J&S
Related Party Transaction [Line Items]
Revenue		0	0	0	0	0
Cost of revenues for audio visual		0	0
Braemar OP | OpenKey
Related Party Transaction [Line Items]
Revenue		20,000	5,000	29,000	16,000	0
Remington
ERFP Commitments:
Reimbursements		$ 1,800,000	1,200,000	$ 4,400,000	4,900,000
Minimum | Ashford Trust
Related Party Transaction [Line Items]
Advisory services, quarterly base fee		0.50%		0.50%
Total market capitalization threshold for calculating base advisory fee		$ 6,000,000,000		$ 6,000,000,000
Maximum | Ashford Trust
Related Party Transaction [Line Items]
Advisory services, quarterly base fee		0.70%		0.70%
Total market capitalization threshold for calculating base advisory fee		$ 10,000,000,000		$ 10,000,000,000
Hilton Old Town Alexandria
ERFP Commitments:
ERFP payments				(11,100,000)
Hilton Old Town Alexandria | Braemar
ERFP Commitments:
ERFP payments				0
Hilton Old Town Alexandria | Ashford Trust
ERFP Commitments:
ERFP payments				(11,100,000)
Embassy Suits New York Midtown Manhattan
ERFP Commitments:
Unfunded ERFP Commitments		19,500,000
Embassy Suits New York Midtown Manhattan | Ashford Trust
ERFP Commitments:
Unfunded ERFP Commitments		19,500,000
Embassy Suits New York Midtown Manhattan | Braemar OP
ERFP Commitments:
Unfunded ERFP Commitments		0
Ritz-Carlton Lake Tahoe
ERFP Commitments:
Unfunded ERFP Commitments		10,300,000
Ritz-Carlton Lake Tahoe | Ashford Trust
ERFP Commitments:
Unfunded ERFP Commitments		0
Ritz-Carlton Lake Tahoe | Braemar OP
ERFP Commitments:
Unfunded ERFP Commitments		10,300,000
La Posada
ERFP Commitments:
ERFP payments				(5,000,000)
La Posada | Braemar
ERFP Commitments:
ERFP payments				0
La Posada | Ashford Trust
ERFP Commitments:
ERFP payments				(5,000,000)
Hilton Santa Cruz/Scotts Valley
ERFP Commitments:
ERFP payments		(5,000,000)
Hilton Santa Cruz/Scotts Valley | Braemar
ERFP Commitments:
ERFP payments		0
Hilton Santa Cruz/Scotts Valley | Ashford Trust
ERFP Commitments:
ERFP payments		(5,000,000)
Base Fee | Ashford Trust OP
Related Party Transaction [Line Items]
Revenue		8,045,000	8,604,000	35,482,000	34,724,000	34,700,000
Reimbursable expenses | Ashford Trust OP
Related Party Transaction [Line Items]
Revenue		2,040,000	1,529,000	7,905,000	7,600,000	6,054,000
Deferred revenue recognized		597,000	202,000	2,200,000	1,700,000	0
Reimbursable expenses | Braemar OP
Related Party Transaction [Line Items]
Deferred revenue recognized		44,000	15,000	162,000	126,000	0
Equity-based compensation | Ashford Trust OP
Related Party Transaction [Line Items]
Revenue		4,289,000	6,745,000	25,245,000	11,077,000	8,429,000
Incentive advisory fee | Ashford Trust OP
Related Party Transaction [Line Items]
Revenue		0	452,000	1,809,000	1,809,000	1,809,000
Incentive advisory fee | Braemar OP
Related Party Transaction [Line Items]
Revenue				1,300,000
Total advisory services revenue | Ashford Trust OP
Related Party Transaction [Line Items]
Revenue		14,374,000	17,330,000	70,441,000	55,210,000	50,992,000
Investment management reimbursements | Ashford Trust OP
Related Party Transaction [Line Items]
Revenue		358,000	182,000	1,156,000	1,976,000	0
Debt placement fees | Ashford Trust OP
Related Party Transaction [Line Items]
Revenue		1,079,000	632,000	5,094,000	913,000	0
Claim management services | Ashford Trust OP
Related Party Transaction [Line Items]
Revenue		11,000	18,000	76,000	0	0
Lease revenue | Ashford Trust OP
Related Party Transaction [Line Items]
Revenue		946,000	168,000	670,000	558,000	0
Other services | Ashford Trust OP
Related Party Transaction [Line Items]
Revenue		467,000	300,000	1,968,000	997,000
Total other revenue | Ashford Trust OP
Related Party Transaction [Line Items]
Revenue		2,861,000	1,300,000	8,964,000	4,444,000	4,000
Audio visual
Related Party Transaction [Line Items]
Cost of revenues for audio visual		21,439,000	16,587,000	64,555,000	7,757,000	0
Deferred revenue recognized		1,000,000	1,900,000	3,800,000
Audio visual | Ashford Trust OP | J&S
Related Party Transaction [Line Items]
Revenue		0	0	88,000	0	0
Advisory services revenue | Base Fee | Braemar OP
Related Party Transaction [Line Items]
Revenue		2,577,000	2,107,000	9,423,000	8,799,000	8,343,000
Advisory services revenue | Reimbursable expenses | Braemar OP
Related Party Transaction [Line Items]
Revenue		469,000	420,000	1,932,000	2,105,000	2,805,000
Advisory services revenue | Equity-based compensation | Ashford Trust OP | Executive
Related Party Transaction [Line Items]
Revenue		4,500,000		4,500,000
Advisory services revenue | Equity-based compensation | Braemar OP
Related Party Transaction [Line Items]
Revenue		1,469,000	2,547,000	6,481,000	1,683,000	3,814,000
Advisory services revenue | Equity-based compensation | Braemar OP | Executive
Related Party Transaction [Line Items]
Revenue		2,200,000		2,200,000
Advisory services revenue | Incentive advisory fee | Braemar OP
Related Party Transaction [Line Items]
Revenue		170,000	0	678,000	1,274,000	1,274,000
Advisory services revenue | Other advisory revenue | Braemar OP
Related Party Transaction [Line Items]
Revenue		128,000	128,000	521,000	277,000	0
Advisory services revenue | Total advisory services revenue | Braemar OP
Related Party Transaction [Line Items]
Revenue		4,813,000	5,202,000	19,035,000	10,772,000	16,236,000
Project management
Related Party Transaction [Line Items]
Cost of revenues for audio visual		2,791,000	0	3,292,000	0	0
Project management | Ashford Trust OP | Premier
Related Party Transaction [Line Items]
Revenue		4,939,000	0	7,096,000	0	0
Project management | Braemar OP | Premier
Related Party Transaction [Line Items]
Revenue		2,747,000	0	3,493,000	0	0
Other revenue
Related Party Transaction [Line Items]
Deferred revenue recognized		636,000	510,000	2,200,000
Other revenue | Debt placement fees | Braemar OP
Related Party Transaction [Line Items]
Revenue		275,000	0	999,000	224,000	0
Other revenue | Claim management services | Braemar OP
Related Party Transaction [Line Items]
Revenue		30,000	37,000	137,000	0	0
Other revenue | Lease revenue | Braemar OP
Related Party Transaction [Line Items]
Revenue		84,000	84,000	335,000	335,000	335,000
Other revenue | Other services | Braemar OP
Related Party Transaction [Line Items]
Revenue		269,000	211,000	857,000	41,000	0
Other revenue | Total other revenue | Braemar OP
Related Party Transaction [Line Items]
Revenue		658,000	$ 332,000	2,328,000	600,000	$ 335,000
Affiliated Entity
Related Party Transaction [Line Items]
Program commitment amount		50,000,000
Affiliated Entity | Ashford Trust OP | Pure Wellness
Related Party Transaction [Line Items]
Due from (to) related party		469,000		418,000	302,000
Affiliated Entity | Ashford Trust OP | Ashford LLC
Related Party Transaction [Line Items]
Due from (to) related party		1,119,000		2,337,000	12,610,000
Affiliated Entity | Ashford Trust OP | AIM
Related Party Transaction [Line Items]
Due from (to) related party		139,000		99,000	347,000
Affiliated Entity | Ashford Trust OP | Premier
Related Party Transaction [Line Items]
Due from (to) related party		1,559,000		1,611,000	0
Affiliated Entity | Ashford Trust OP | J&S
Related Party Transaction [Line Items]
Due from (to) related party		1,123,000		826,000	62,000
Affiliated Entity | Ashford Trust OP | OpenKey
Related Party Transaction [Line Items]
Due from (to) related party		7,000		2,000	25,000
Affiliated Entity | Ashford Trust OP | RED
Related Party Transaction [Line Items]
Due from (to) related party		0		0
Affiliated Entity | Ashford Trust
Related Party Transaction [Line Items]
Program commitment amount							$ 50,000,000
Program potential commitment amount		$ 100,000,000					$ 100,000,000
Program percent of commitment for each hotel		10.00%					10.00%
Affiliated Entity | Braemar OP | Pure Wellness
Related Party Transaction [Line Items]
Due from related parties		$ 18,000		30,000	50,000
Affiliated Entity | Braemar OP | Ashford LLC
Related Party Transaction [Line Items]
Due from related parties		573,000		941,000	1,682,000
Affiliated Entity | Braemar OP | Premier
Related Party Transaction [Line Items]
Due from related parties		1,265,000		949,000	0
Affiliated Entity | Braemar OP | J&S
Related Party Transaction [Line Items]
Due from related parties		71,000		4,000	0
Affiliated Entity | Braemar OP | OpenKey
Related Party Transaction [Line Items]
Due from related parties		15,000		12,000	6,000
Affiliated Entity | Braemar OP | RED
Related Party Transaction [Line Items]
Due from related parties		$ 89,000		$ 60,000	$ 0